Reserves	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Reserves

23       Reserves

The following describes the nature and purpose of each reserve within equity:

Reserve	Description and purpose
Share capital	Nominal value of subscribed share capital
Share premium	Amount subscribed for share capital in excess of nominal value.
Merger reserve	Represents the difference between the fair value and nominal value of shares issued on the acquisition of subsidiary companies where the Company has elected to take advantage of merger accounting.
Foreign exchange reserve	Gains/losses arising on retranslating the net assets of overseas operations into sterling
Warrant reserve

Represents the following:

•     the fair value of warrants denominated in £ at the date of grant. The number and price are fixed at the date of grant. The warrants expire in November 2025.

•     the fair value of pre-funded warrants granted. The pre-funded warrants do not have an expiry date.

•     The fair value of Series A, B and C warrants denominated in US$ at the date of grant but allow for the warrants to be exercised on an alternative cashless basis effectively allowing the holders to exercise for nil consideration.

Accumulated deficit	All other net gains and losses and transactions with owners (e.g., dividends) not recognised elsewhere.